INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 5,770		$ 4,141
Work-in-progress	6,682		4,467
Finished goods	422		880
Total inventories	12,874		$ 9,488
Inventory write-offs	$ 60	$ 67